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                             DIRECTOR CHOICE VISION

        HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 19, 2000
                      TO THE PROSPECTUS DATED JULY 3, 2000


Effective October 16, 2000, the Mitchell Hutchins Series Trust Strategic Income Portfolio Sub-Account will be closed to new premium payments and transfer of existing Contract Values.




HV-2765
333-95781